SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9:-      SHAREHOLDERS' EQUITY

a.         General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

On October 19, 2012 Company's shares were delisted from the NASDAQ Global Market because the Company failed to comply with the NASDAQ listing requirements. Since then the Company's shares are traded in the over-the-counter market in the OTCQB Marketplace.

b.         Options issued to employees and directors:

As of December 31, 2014, the Company had three Incentive Share Option Plans (the 2003 and 2012 plans), which provide for the grant of options to officers, management, employees and key employees, directors, consultants and others. The options granted generally become fully exercisable after two to four years and expire between 7 to 10 years from the grant date. Any options from 2003 and 2012 plans that are forfeited or canceled before expiration become available for future grants.

Pursuant to the option plans, the exercise price of options shall be determined by the Company's Board of Directors or the Company's compensation committee but may not be less than the fair value of the Ordinary share on the grant date.

As of December 31, 2014, an aggregate of 1,157,925 Ordinary shares of the Company were still available for future grant under the Incentive Share Option Plans.

A summary of the Company's option activity and related information with respect to options granted to employees for the year ended December 31, 2014 is as follows:

	Number of options	Weighted - average exercise price	Weighted - average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	514,621	$2.76	5.07	$510
Granted	16,000	$3.78
Exercised	(442)	$1.68
Forfeited	(33,881)	$11.57

Outstanding at end of year	496,298	$2.19	4.36	$741

Exercisable options at end of year	246,546	$2.77	3.87	$320

Vested and expected-to-vest at end of year	462,403	$2.22	4.32	$686

The total intrinsic value of stock options exercised during 2014 was $3. No options were exercised during 2013 and 2012.

The weighted-average estimated grant date fair value of employee stock options granted during the years 2014, 2013 and 2012 was $2.17, $ 0.72 and $ 0.69, respectively.

Stock-based compensation expense (gain) in respect of options granted to employees amounted to $ 66, $ 95 and $ (2) for the years ended December 31, 2014, 2013 and 2012, respectively. The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31,
	2014	2013	2012

Cost of revenues	$4	$6	$22
Research and development	3	3	5
Sales and marketing	14	12	20
General and administrative	45	74	(49)

Total	$66	$95	$(2)

c.      As of December 31, 2014, there was $ 40 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.36 years.

d.       In 2008, the Company purchased a total of 1,111,796 of its Ordinary shares pursuant to a share repurchase program as well as a self-tender offer conducted by the Company. Such shares are held by the Company as treasury shares and are presented at cost. Under the Companies Law for so long as such treasury shares are owned by the Company they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to the Company's shareholders nor are they entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders.